Financial instruments (Details 26) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	$ 12,159	$ 10,992
Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	1,967	3,510
Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	4,020	4,485
Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	6,172	2,997
Up to 30 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	6,861	7,077
Up to 30 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	1,305	2,086
Up to 30 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	2,298	3,073
Up to 30 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	3,258	1,918
31 - 60 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	973	638
31 - 60 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	59	264
31 - 60 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	764	329
31 - 60 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	150	45
61 - 90 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	418	462
61 - 90 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	47	35
61 - 90 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	0	116
61 - 90 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	371	311
91 - 120 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	610	667
91 - 120 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	39	65
91 - 120 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	453	387
91 - 120 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	118	215
121 - 365 days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	3,297	2,148
121 - 365 days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	517	1,060
121 - 365 days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	505	580
121 - 365 days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	2,275	508
366 and more days [member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	0	0
366 and more days [member] | Goods [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	0	0
366 and more days [member] | Services [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	0	0
366 and more days [member] | Others [Member]
Financial instruments [Line Items]
Trade And Other Current Payables To Trade Suppliers Past Due	$ 0	$ 0